Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
SALES, net	$ 9,061,770	$ 4,428,231	$ 23,247,568	$ 13,013,199	$ 17,002,052	$ 10,769,623
COST OF GOODS SOLD	5,807,925	2,832,857	13,734,845	8,352,871	11,097,868	13,309,087
GROSS MARGIN	3,253,845	1,595,374	9,512,723	4,660,328	5,904,184	(2,539,464)
OPERATING EXPENSES
Selling expenses	5,826,748	2,789,791	17,873,162	8,018,023	10,763,951	9,232,921
Operations expense	1,234,001	735,491	3,264,087	1,709,070	2,309,201	1,954,866
Salaries and wages	2,272,336	1,220,975	5,275,646	4,617,458	5,799,460	6,818,337
Depreciation and amortization expense	402,290	315,000	1,193,846	962,296	1,290,128	1,089,744
Loss on disposal of fixed assets					13,512	461,895
Non-cash compensation expense (Note 11)	1,700,869		1,700,869
(Gain) Loss on disposal of fixed assets	(13,250)	12,723	(21,828)	13,047
Total operating expenses	11,422,994	5,073,980	29,285,782	15,319,894	20,176,252	19,557,763
OPERATING LOSS	(8,169,149)	(3,478,606)	(19,773,059)	(10,659,566)	(14,272,068)	(22,097,227)
OTHER (EXPENSE) INCOME
Interest expense	(757,811)	(882,258)	(2,715,068)	(2,384,375)	(3,301,818)	(1,335,391)
PPP loan forgiveness			1,669,552
Change in fair value of Private Warrants	213,300		213,300
Other income	2,577		572,325		27,115
Total other (expense) income	(541,934)	(882,258)	(259,891)	(2,384,375)	(3,274,703)	(1,335,391)
NET LOSS BEFORE INCOME TAXES	(8,711,083)	(4,360,864)	(20,032,950)	(13,043,941)
Provision for income taxes
NET LOSS	$ (8,711,083)	$ (4,360,864)	$ (20,032,950)	$ (13,043,941)	$ (17,546,771)	$ (23,432,618)
Loss per common share:
Basic and diluted	$ (0.47)	$ (0.54)	$ (1.59)	$ (1.63)
Weighted average shares outstanding:
Basic and diluted	18,559,390	8,089,907	12,580,569	8,006,433